Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 5,124,908	$ 5,086,655
Other comprehensive income (loss), net of tax:
Unrealized holding gain (loss) on available-for-sale securities arising during the period	88,478	(337,678)
Reclassification adjustment for (gain) loss realized in income	(27,838)	5,521
Net change in unrealized gain (loss)	60,640	(332,157)
Tax effect	(20,617)	112,933
Other comprehensive income (loss), net of tax	40,023	(219,224)
Total comprehensive income	$ 5,164,931	$ 4,867,431